Other Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Investments [Abstract]
Other investments

	December 31, 2011	December 31, 2010
Equity-method investments	94	133
Cost-method investments	27	28

Total	121	161

Equity investments

In millions of U.S. dollars, except percentages	December 31, 2011		December 31, 2010
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	16	49.0%	39	49.0%
3Sun S.r.l.	78	33.3%	83	33.3%
Other equity-method investments	—	—	11	—

Total	94		133